Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Derivatives (See Note 11)		$ 87
Professional services	149	97
Accrued expenses related to retirement cost of CO-CEO	72
Tax accruals	3	10
Other	195	119
Total accrued expenses and other liabilities	$ 419	$ 313